Turnover and segment information - Depreciation and amortisation by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 2,314	£ 2,551	£ 2,294
Segment depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	1,427	1,475	1,465
Segment depreciation and amortisation | Commercial Operations
Disclosure of operating segments [line items]
Total depreciation and amortisation	874	906	893
Segment depreciation and amortisation | Research and Development
Disclosure of operating segments [line items]
Total depreciation and amortisation	553	569	572
Corporate and other unallocated depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	79	74	110
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 808	£ 1,002	£ 719